[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND                (TO BE NAMED THE DIVERSIFIED
INTERNATIONAL FUND AS OF MARCH 1, 2010)

CLASS/Ticker: Class A - SILAX; Class B - SILBX; Class C - WFECX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The International Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 44 and 47 of the Prospectus and "Additional Purchase and Redemption Information" on page 38 of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investment)                     CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed       5.75%         None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None          5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Redemption Fee                            2.00%         2.00%         2.00%
   (NO LONGER IMPOSED EFFECTIVE MARCH
  1, 2010)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                 CLASS A       CLASS B       CLASS C
  Management Fees                           0.95%         0.95%         0.95%
  Distribution (12b-1) Fees                 0.00%         0.75%         0.75%
  Other Expenses                            0.81%         0.81%         0.81%
  TOTAL ANNUAL FUND OPERATING EXPENSES      1.76%         2.51%         2.51%
  Fee Waivers                               0.35%         0.35%         0.35%
  TOTAL ANNUAL FUND OPERATING EXPENSES      1.41%         2.16%         2.16%
  AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.
EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

                                          1 YEAR    3 YEARS     5 YEARS     10 YEARS
 CLASS A (if you sell your shares at      $710      $1,065      $1,443      $2,502
  the end of the period)

                                             1 YEAR    3 YEARS     5 YEARS     10 YEARS
 CLASS B (if you sell your shares at         $719      $1,048      $1,504      $2,541
  the end of the period)
 CLASS C(if you sell your shares at the      $319      $  748      $1,304      $2,820
  end of the period)
 CLASS A (if you do not sell your            $710      $1,065      $1,443      $2,502
  shares at the end of the period)
 CLASS B (if you do not sell your            $219      $  748      $1,304      $2,541
  shares at the end of the period)
 CLASS C (if you do not sell your            $219      $  748      $1,304      $2,820
  shares at the end of the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international blend style, sub-advised by Evergreen Investment Management Company, LLC; and an international value style, sub-advised by LSV Asset Management. We invest primarily in developed countries, but may invest in emerging markets. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.We reserve the right to hedge theportfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging. We may also actively trade portfolio securities.

ARTISAN PARTNERS LIMITED PARTNERSHIP (ARTISAN)
Artisan invests in equity securities of foreign issuers by using a bottom-up investment process to identify investments in international growth companies, focusing on industries or themes that Artisan believes present accelerating growth prospects. Artisan generally purchases securities it believes offer the most compelling potential earnings growth relative to their valuation. Artisan may choose to sell a stock when a company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or to take advantage of a better opportunity.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EVERGREEN INVESTMENTS)
We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. We may purchase securities across all market capitalizations. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio.

LSV ASSET MANAGEMENT (LSV)
LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark).

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.
LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MULTI-STYLE MANAGEMENT RISK. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style. REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

 CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on Septmber 24, 1997) AS OF 12/31 EACH
                                           YEAR
          (Returns do not reflect sales charges and would be lower if they did)
  2000       2001       2002       2003      2004       2005      2006      2007      2008      2009
-13.20%     -18.37%    -23.28%    28.82%    10.82%     11.83%    24.45%    10.70%    -45.10%   27.61%

             BEST AND WORST QUARTER
  Best Quarter:       Q2      2009     22.32%
  Worst Quarter:      Q3      2002    -21.81%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns reflect
  applicable sales charges)                  1 YEAR         5 YEARS      10 YEARS
 CLASS A (Incepted on Septmber 24, 1997)     20.24%          0.35%       -2.33%
  Returns Before Taxes
 CLASS A (Incepted on Septmber 24, 1997)     19.69%         -0.95%       -3.03%
  Returns After Taxes on Distributions
 CLASS A (Incepted on Septmber 24, 1997)     13.15%          0.02%       -2.10%
  Returns After Taxes on Distributions
and Sale of Fund Shares
 CLASS B (Incepted on Septmber 24, 1997)     21.71%          0.39%       -2.29%
  Returns Before Taxes
 CLASS C (Incepted on April 1, 1998)         25.87%          0.81%       -2.50%
  Returns Before Taxes

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns reflect
  applicable sales charges)             1 YEAR       5 YEARS       10 YEARS
 MSCI EAFE (Reg. TM) INDEX              31.78%       3.54%         1.17%
  (reflects no deduction for fees,
  expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER           PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Artisan Partners      MARK L. YOCKEY, CFA, Portfolio Manager / 2004
 Limited Partnership
 Evergreen             FRANCIS CLARo', CFA, Portfolio Manager / 2009
 Investment
 Management
 Company, LLC
 LSV Asset             JOSEF LAKONISHOK, Portfolio Manager / 2004
 Management           PUNEET MANSHARAMANI, CFA, Portfolio Manager / 2006
                      MENNO VERMEULEN, CFA, Portfolio Manager / 2004

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

                                                                               TO PLACE ORDERS OR REDEEM
 BUYING FUND SHARES              SELLING FUND SHARES                           SHARES
------------------------------- ---------------------------------------------- -----------------------------------
 MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page 57    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000    of the Prospectus                              P.O. Box 8266
 Class B shares are generally                                                  Boston, MA 02266-8266
 closed to new investment.                                                     INTERNET: www.wellsfargo.com/
                                                                               advantagefunds
 MINIMUM ADDITIONAL                                                            PHONE OR WIRE: 1-800-222-8222
 INVESTMENT                                                                    IN PERSON: Investor Center
 All Classes: $100                                                             100 Heritage Reserve
 See HOW TO BUY SHARES                                                         Menomonee Falls,WI 53051.
 beginning on page 55 of the
 Prospectus                                                                    CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0200056/P0056
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND                (TO BE NAMED THE DIVERSIFIED
INTERNATIONAL FUND AS OF MARCH 1, 2010)

CLASS/Ticker: ADMINISTRATOR CLASS Ticker: WFIEX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The International Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid directly
  from your investment)
  Maximum sales charge (load) imposed             None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)            None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Redemption Fee                                  2.00%
   (NO LONGER IMPOSED EFFECTIVE MARCH
  1, 2010)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                 0.95%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  0.63%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.58%
  Fee Waivers                                     0.33%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.25%
  AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $  127
   3 Years     $  467
   5 Years     $  829
  10 Years     $1,850

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international blend style, sub-advised by Evergreen Investment Management Company, LLC; and an international value style, sub-advised by LSV Asset Management. We invest primarily in developed countries, but may invest in emerging markets. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.We reserve the right to hedge theportfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging. We may also actively trade portfolio securities.

ARTISAN PARTNERS LIMITED PARTNERSHIP (ARTISAN)
Artisan invests in equity securities of foreign issuers by using a bottom-up investment process to identify investments in international growth companies, focusing on industries or themes that Artisan believes present accelerating growth prospects. Artisan generally purchases securities it believes offer the most compelling potential earnings growth relative to their valuation. Artisan may choose to sell a stock when a company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or to take advantage of a better opportunity.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EVERGREEN INVESTMENTS)
We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. We may purchase securities across all market capitalizations. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio.

LSV ASSET MANAGEMENT (LSV)
LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark).

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MULTI-STYLE MANAGEMENT RISK. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style. REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

   CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS (Incepted November 8, 1999)
                                  AS OF 12/31 EACH YEAR
  2000            2001         2002       2003        2004         2005        2006      2007        2008       2009
-12.99%         -18.16%      -23.13%     28.97%      11.06%       12.15%      24.74%    10.97%      -44.99%    27.86%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009     22.24%
  Worst Quarter:      Q3    2002     -21.81 %

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                               1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS (Incepted November      27.86%        1.77%          -1.54%
  8, 1999)
  Returns Before Taxes
 ADMINISTRATOR CLASS (Incepted November      27.22%        0.38%          -2.30%
  8, 1999)
  Returns After Taxes on Distributions
 ADMINISTRATOR CLASS (Incepted November      18.10%        1.18%          -1.49%
  8, 1999)
  Returns After Taxes on Distributions
and Sale of Fund Shares
 MSCI EAFE (Reg. TM) INDEX                   31.78%        3.54%           1.17%
  (reflects no deduction for expenses
  or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER           PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Artisan Partners      MARK L. YOCKEY, CFA, Portfolio Manager / 2004
 Limited Partnership
Evergreen             FRANCIS CLARo', CFA, Portfolio Manager / 2009
 Investment
 Management
 Company, LLC
LSV Asset             JOSEF LAKONISHOK, Portfolio Manager / 2004
 Management           PUNEET MANSHARAMANI, CFA, Portfolio Manager / 2006
                      MENNO VERMEULEN, CFA, Portfolio Manager / 2004

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
FUND SHARES                     INSTITUTIONS SELLING FUND SHARES              SHARES
------------------------------- --------------------------------------------- ---------------------------------
OPENING AN ACCOUNT              REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Administrator Class shares must be redeemed   P.O. Box 8266
 have another account with      according to the terms of your customer       Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page 40   advantagefunds
 phone or internet. If the      of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                 1-800-368-7550
 account, contact your                                                        IN PERSON: Investor Center
 investment representative.                                                   100 Heritage Reserve
 FOR MORE INFORMATION                                                         Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page 38 of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                   REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0200656/P0656
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND                (TO BE NAMED THE DIVERSIFIED
INTERNATIONAL FUND AS OF MARCH 1, 2010)

CLASS/Ticker: INSTITUTIONAL CLASS Ticker: WFISX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The International Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid directly
  from your investment)
  Maximum sales charge (load) imposed             None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)            None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Redemption Fee                                  2.00%
   (NO LONGER IMPOSED EFFECTIVE MARCH
  1, 2010)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                 0.95%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  0.36%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.31%
  Fee Waivers                                     0.32%
  TOTAL ANNUAL FUND OPERATING EXPENSES            0.99%
  AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $  101
   3 Years     $  384
   5 Years     $  688
  10 Years     $1,551

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international blend style, sub-advised by Evergreen Investment Management Company, LLC; and an international value style, sub-advised by LSV Asset Management. We invest primarily in developed countries, but may invest in emerging markets. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.We reserve the right to hedge theportfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging. We may also actively trade portfolio securities.

ARTISAN PARTNERS LIMITED PARTNERSHIP (ARTISAN)
Artisan invests in equity securities of foreign issuers by using a bottom-up investment process to identify investments in international growth companies, focusing on industries or themes that Artisan believes present accelerating growth prospects. Artisan generally purchases securities it believes offer the most compelling potential earnings growth relative to their valuation. Artisan may choose to sell a stock when a company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or to take advantage of a better opportunity.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EVERGREEN INVESTMENTS)
We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. We may purchase securities across all market capitalizations. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio.

LSV ASSET MANAGEMENT (LSV)
LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark).

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
MULTI-STYLE MANAGEMENT RISK. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style. REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

  CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS (Incepted on August 31, 2006)
                                  AS OF 12/31 EACH YEAR
  2000            2001         2002        2003        2004         2005        2006       2007        2008       2009
-12.99%          -18.16%      -23.13%     28.97%      11.06%       12.15%      24.84      11.19%      -44.86%    28.09%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009     22.43%
  Worst Quarter:      Q3    2002    -21.81%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                              1 YEAR       5 YEARS        10 YEARS
 INSTITUTIONAL CLASS (Incepted on           28.09%        1.92%          -1.47%
  August 31, 2006)
  Returns Before Taxes
 INSTITUTIONAL CLASS (Incepted on           27.39%        0.46%          -2.26%
  August 31, 2006)
  Returns After Taxes on Distributions
 INSTITUTIONAL CLASS (Incepted on           18.25%        1.27%          -1.45%
  August 31, 2006)
  Returns After Taxes on Distributions
and Sale of Fund Shares
 MSCI EAFE (Reg. TM) INDEX                  31.78%        3.54%           1.17%
  (reflects no deduction for expenses
  or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER           PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Artisan Partners      MARK L. YOCKEY, CFA, Portfolio Manager / 2004
 Limited Partnership
Evergreen             FRANCIS CLARo', CFA, Portfolio Manager / 2009
 Investment
 Management
 Company, LLC
LSV Asset             JOSEF LAKONISHOK, Portfolio Manager / 2004
 Management           PUNEET MANSHARAMANI, CFA, Portfolio Manager / 2006
                      MENNO VERMEULEN, CFA, Portfolio Manager / 2004

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
FUND SHARES                     INSTITUTIONS SELLING FUND SHARES              SHARES
------------------------------- --------------------------------------------- ----------------------------------
OPENING AN ACCOUNT              REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Institutional Class shares must be redeemed   P.O. Box 8266
 have another account with      according to the terms of your customer       Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page 28   advantagefunds
 phone or internet. If the      of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                 1-800-368-7550
 account, contact your                                                        IN PERSON: Investor Center
 investment representative.                                                   100 Heritage Reserve
 FOR MORE INFORMATION                                                         Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page 26 of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                   REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0203113/P3113
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND                (TO BE NAMED THE DIVERSIFIED
INTERNATIONAL FUND AS OF MARCH 1, 2010)

CLASS/Ticker: INVESTOR CLASS Ticker: WIEVX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The International Equity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

 SHAREHOLDER FEES (fees paid directly
  from your investment)
  Maximum sales charge (load) imposed               None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)              None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Redemption Fee                                   2.00%
   (NO LONGER IMPOSED EFFECTIVE MARCH
  1, 2010)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
  Management Fees                                 0.95%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  0.92%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.87%
  Fee Waivers                                     0.41%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.46%
  AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.
EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $  149
   3 Years     $  548
   5 Years     $  973
  10 Years     $2,157

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international blend style, sub-advised by Evergreen Investment Management Company, LLC; and an international value style, sub-advised by LSV Asset Management. We invest primarily in developed countries, but may invest in emerging markets. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.We reserve the right to hedge theportfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging. We may also actively trade portfolio securities.

ARTISAN PARTNERS LIMITED PARTNERSHIP (ARTISAN)
Artisan invests in equity securities of foreign issuers by using a bottom-up investment process to identify investments in international growth companies, focusing on industries or themes that Artisan believes present accelerating growth prospects. Artisan generally purchases securities it believes offer the most compelling potential earnings growth relative to their valuation. Artisan may choose to sell a stock when a company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or to take advantage of a better opportunity.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EVERGREEN INVESTMENTS)
We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. We may purchase securities across all market capitalizations. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio.

LSV ASSET MANAGEMENT (LSV)
LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the benchmark).

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
CURRENCY HEDGING RISK. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

EMERGING MARKETS RISK. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments. GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MULTI-STYLE MANAGEMENT RISK. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style. REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

VALUE STYLE INVESTMENT RISK. Value stocks may lose value quickly and may be subject to prolonged depressed valuations.
--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

        CALENDAR YEAR TOTAL RETURNS FOR INVESTOR CLASS (Incepted on July 18, 2008)
                                  AS OF 12/31 EACH YEAR
  2000             2001         2002        2003        2004        2005       2006        2007        2008         2009
-14.47%           -19.56%      -24.40%     27.26%      10.82%      11.83%      24.45%      10.70%       -45.11%     27.70%

      BEST AND WORST QUARTER
  Best Quarter:       Q2    2009       22.09%
  Worst Quarter:      Q3    2002      -22.11%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                               1 YEAR      5 YEARS       10 YEARS
 INVESTOR CLASS (Incepted on July 18,       27.70%        1.55%          -2.30%
  2008)
  Returns Before Taxes
 INVESTOR CLASS (Incepted on July 18,       27.12%        0.22%          -3.01%
  2008)
  Returns After Taxes on Distributions
 INVESTOR CLASS (Incepted on July 18,       17.99%        1.02%          -2.08%
  2008)
  Returns After Taxes on Distributions
and Sale of Fund Shares
 MSCI EAFE (Reg. TM) INDEX                  31.78%        3.54%           1.17%
  (reflects no deduction for fees,
  expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER             PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Artisan Partners        MARK L. YOCKEY, CFA, Portfolio Manager / 2004
 Limited Partnership
 Evergreen               FRANCIS CLARo', CFA, Portfolio Manager / 2009
 Investment
 Management
 Company, LLC
 LSV Asset               JOSEF LAKONISHOK, Portfolio Manager / 2004
 Management              PUNEET MANSHARAMANI, CFA, Portfolio Manager / 2006
                         MENNO VERMEULEN, CFA, Portfolio Manager / 2004

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES


                                                                               TO PLACE ORDERS OR REDEEM
BUYING FUND SHARES              SELLING FUND SHARES                            SHARES
------------------------------- ---------------------------------------------- -----------------------------------
MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page 30    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Investor Class: $2,500         of the Prospectus                              P.O. Box 8266
MINIMUM ADDITIONAL                                                             Boston, MA 02266-8266
 INVESTMENT                                                                    INTERNET: www.wellsfargo.com/
    $100                                                                       advantagefunds
 See HOW TO BUY SHARES                                                         PHONE OR WIRE: 1-800-222-8222
 beginning on page 28 of the                                                   IN PERSON: Investor Center
 Prospectus                                                                    100 Heritage Reserve
                                                                               Menomonee Falls,WI 53051.
                                                                               CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0203297/P3297
 4